SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Contingent Liability (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Contingent Liability [Line Items]
Business Combination, Contingent Consideration, Liability	$ 0	$ 98,150	$ 285,378
Level 1
Schedule Of Contingent Liability [Line Items]
Business Combination, Contingent Consideration, Liability		0
Level 2
Schedule Of Contingent Liability [Line Items]
Business Combination, Contingent Consideration, Liability		0
Level 3
Schedule Of Contingent Liability [Line Items]
Business Combination, Contingent Consideration, Liability		$ 98,150